Basis of Presentation and Significant Accounting Policies - Summary of Activity of 2003 stock Plan and 2006 Equity Incentive Plan (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding, Number of Shares
Beginning Balance (in shares)	5,279,229	5,422,130	4,641,039
Granted (in shares)	915,952	687,840	1,028,038
Exercised (in shares)	(276,586)	(137,097)	(182,702)
Canceled (in shares)	(1,470,336)
Ending Balance (in shares)	4,448,259	5,279,229	5,422,130
Options Outstanding, Price per Share Range
Beginning Balance, lower limit (in dollars per share)	$ 0.35
Beginning Balance, upper limit (in dollars per share)	$ 6.55	$ 6.74	$ 6.74
Granted, lower limit (in dollars per share)	$ 1.37	$ 1.20	$ 1.40
Granted, upper limit (in dollars per share)	$ 1.53	$ 1.31	$ 1.75
Exercised, lower limit (in dollars per share)	$ 0.35	$ 0.35	$ 0.35
Exercised, upper limit (in dollars per share)	$ 1.27	$ 1.18	$ 1.77
Canceled, lower limit (in dollars per share)	$ 0.35
Canceled, upper limit (in dollars per share)	$ 6.55
Balance Balance, lower limit (in dollars per share)	$ 0.35	$ 0.35
Balance Balance, upper limit (in dollars per share)	$ 6.55	$ 6.55	$ 6.74
Options Outstanding, Weighted Average Exercise Price
Beginning Balance (in dollars per share)	$ 2.11	$ 2.19	$ 2.23
Granted (in dollars per share)	$ 1.42	$ 1.29	$ 1.67
Exercised (in dollars per share)	$ 0.79	$ 0.56	$ 0.38
Canceled (in dollars per share)	$ 1.40
Ending balance (in dollars per share)	$ 1.92	$ 2.11	$ 2.19
Options Outstanding, Aggregate Intrinsic Value, Beginning Balance	$ 784,154	$ 639,904	$ 1,509,270
Options Outstanding, Aggregate Intrinsic Value, Ending Balance	494,279	784,154	639,904
Options Exercisable, Beginning Balance (in shares)	4,012,378	3,775,388	3,206,994
Options Exercisable, Ending Balance (in shares)	3,055,457	4,012,378	3,775,388
Options Exercisable, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 2.28	$ 2.37	$ 2.23
Options Exercisable, Weighted Average Exercise Price ending balance (in dollars per share)	$ 2.11	$ 2.28	$ 2.37
Options Exercisable, Aggregate Intrinsic Value, Beginning Balance	697,826	604,292	1,258,740
Options Exercisable, Aggregate Intrinsic Value ending balance	$ 459,175	$ 697,826	$ 604,292